FAIR VALUE MEASUREMENTS (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 926,877,867	$ 848,339,428
Quoted Prices in Active Markets for Identical Instruments (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	864,705,509	784,219,893
Quoted Prices in Active Markets for Identical Instruments (Level 1) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	160,889,571	178,077,834
Quoted Prices in Active Markets for Identical Instruments (Level 1) | Total Mutual Funds - Equity
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	703,815,938	606,142,059
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Total Mutual Funds - Equity
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Total Mutual Funds - Equity
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	864,705,509	784,219,893
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	160,889,571	178,077,834
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Total Mutual Funds - Equity
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	703,815,938	606,142,059
Fair Value Measured at Net Asset Value Per Share | Common/collective trust funds: Stable value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 62,172,358	$ 64,119,535